Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Spread on US Treasury rate for determining discount rate for fair value of deposit liabilities	0.38%	0.265%	0.295%
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments - structured transactions	$ 141.5	$ 141.3	$ 354.4